Operating Lease (Tables)	12 Months Ended
Dec. 31, 2023
Operating Leases [Abstract]
Schedule of Operating lease	Operating lease:
December 31, 2023
U.S. dollars in thousands
Operating right of use asset	$162
Current operating lease liability	$69
Non-Current operating lease liability	$73
Total operating lease liability	$142

Schedule of Maturity Analysis of the Company’s Lease Liability	Maturity analysis of the Company’s lease liability:
December 31, 2023
U.S. dollars in thousands
Less than one year	$74
Two years	78

Total operating lease payments	$152

Less: imputed interest	$(10)

Present value of lease liabilities	$142

Schedule of Weighted Average Remaining Lease Terms and Discount Rate	The following is a summary of weighted average remaining lease terms and discount rate for Company’s leases:
December 31, 2023
Lease term (years)	2
Weighted average discount rate	6%

Schedule of the Lease Payments the Company Paid	Presented hereunder are the lease payments the Company paid in the year ended December 31, 2023, 2022 and 2021:
	For the year ended December 31,
	2023	2022	2021
	U.S. dollars in thousands
Lease payments	75	79	-
	$75	$79	$-